Long-term Debt - Deferred Financing Costs and Interest Expense, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 24, 2018	Feb. 25, 2017	Feb. 27, 2016
Debt Instrument [Line Items]
Deferred financing costs	$ 79.7	$ 118.2
Amortization and write off of deferred financing costs	56.1	84.4	$ 69.3
Line of credit | Asset-Based Loan Facility
Debt Instrument [Line Items]
Deferred financing costs in Other assets	46.3	62.4
Secured debt | Term Loans
Debt Instrument [Line Items]
Amortization and write off of deferred financing costs	$ 22.2	$ 42.1	$ 17.9